Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Taxes
Summary of loss before provision (benefit) for income taxes

	Year Ended December 31,
	2019	2018	2017
United States	$(142,198)	$(76,122)	$(75,445)
Foreign	1	7	99
Loss before provision for (benefit from) income taxes	$(142,197)	$(76,115)	$(75,346)

Components of the provision (benefit) for income taxes	Three and six months ended June 30, 2020 and June 30, 2019 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Provisions for income taxes	$323	$7	$332	$16

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	4	86	65
Total current provision	4	86	$65
Deferred:
Federal	$—	$9	$36
State	54	10	109
Foreign	—	—	—
Total deferred provision	54	19	145
Total provision	$58	$105	$210

Reconciliation between income taxes computed at statutory rate to the provision

	Year Ended December 31,
	2019	2018	2017
Provision for income taxes at statutory rate	$(29,863)	$(15,984)	$(25,400)
Prior year provision true-ups	3,164	(157)	982
State taxes, net of federal benefit	(7,522)	(7,525)	(2,769)
Certain stock-based compensation expenses	2,412	430	536
Non-deductible lobbying expenses	1,885	1,352	2,505
Non-deductible acquisition expenses	2,068	—	—
Change in valuation allowance	19,988	21,584	(66,370)
Impact of federal rate change on net deferred taxes	—	—	90,889
Net operating loss write-off	7,246	—	—
Other	680	405	(163)
Provision for income taxes	$58	$105	$210

Components of deferred tax assets and liabilities

	As of December 31,
	2019	2018
Deferred tax assets:
Stock-based compensation	$4,552	$3,472
Intangible assets	123	187
Fixed assets	—	365
Accrual and other temporary differences	20,907	12,273
Credit carryforwards	15	15
Net operating loss carryforwards	217,836	203,180
Total deferred tax assets:	$243,433	$219,492
Deferred tax liability:
Capitalized software costs	(6,335)	(4,364)
Fixed assets	(2,035)	—
Total Net Deferred Tax Assets	235,063	215,128
Valuation allowance	(235,280)	(215,292)
Net deferred tax liabilities	$(217)	$(164)